NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions		12 Months Ended	21 Months Ended
	Dec. 17, 2020	Dec. 31, 2020	Dec. 17, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Non-controlling interests		$ 826.0		$ 34.7
Non-controlling interests (Note 32)		826.0		34.7
Current assets		917.9		401.6
Current liabilities		$ 441.8		408.4
Agua De La Falda S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		56.70%
Non-controlling interests		$ 18.7		18.7
Non-controlling interests (Note 32)		18.7		18.7
Estelar Resources S.A. (i)
Disclosure of subsidiaries [line items]
Non-controlling interests		16.0		16.0
Non-controlling interests (Note 32)		16.0		16.0
Minera Agua Rica Alumbrera Ltd
Disclosure of subsidiaries [line items]
Non-controlling interests		791.3		0.0
Non-controlling interests (Note 32)		791.3		$ 0.0
Current assets		241.9
Non-current assets		1,867.7
Current liabilities		(45.8)
Non-current liabilities		$ (383.3)
Fomento Minero de Santa Cruz S.E.
Disclosure of subsidiaries [line items]
Percentage of future dividends				5.00%
Yamana | MARA Project
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	56.25%		43.75%
Glencore | MARA Project
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	25.00%
Newmont | MARA Project
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	18.75%